Corporate Information - Schedule of Company's Principal Subsidiaries (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
AMTD International Holding Group Limited (“AMTD IHG”) [Member]
Schedule of Company's Principal Subsidiaries [Abstract]
Place of incorporation		Hong Kong
Issued and registered share capital (in Dollars)	[1]	$ 500,000
Principal activities		Investment holding
AMTD International Holding Group Limited (“AMTD IHG”) [Member] | Direct [Member]
Schedule of Company's Principal Subsidiaries [Abstract]
Percentage of equity attributable to the Company		100.00%	100.00%
AMTD International Holding Group Limited (“AMTD IHG”) [Member] | Indirect [Member]
Schedule of Company's Principal Subsidiaries [Abstract]
Percentage of equity attributable to the Company
AMTD Digital Inc. (“AMTD Digital”) [Member]
Schedule of Company's Principal Subsidiaries [Abstract]
Place of incorporation		Cayman Islands
Issued and registered share capital (in Dollars)	[1]	$ 12,616
Principal activities		Investment holding
AMTD Digital Inc. (“AMTD Digital”) [Member] | Direct [Member]
Schedule of Company's Principal Subsidiaries [Abstract]
Percentage of equity attributable to the Company		51.60%	51.60%
AMTD Digital Inc. (“AMTD Digital”) [Member] | Indirect [Member]
Schedule of Company's Principal Subsidiaries [Abstract]
Percentage of equity attributable to the Company
WME Assets Group (“WME Assets”) [Member]
Schedule of Company's Principal Subsidiaries [Abstract]
Place of incorporation		Cayman Islands
Issued and registered share capital (in Dollars)	[1]	$ 10,410
Principal activities		Investment holdings and hotel operation, hospitality and VIP services
WME Assets Group (“WME Assets”) [Member] | Direct [Member]
Schedule of Company's Principal Subsidiaries [Abstract]
Percentage of equity attributable to the Company
WME Assets Group (“WME Assets”) [Member] | Indirect [Member]
Schedule of Company's Principal Subsidiaries [Abstract]
Percentage of equity attributable to the Company		56.30%	62.30%
The Generation Essentials Group (“TGE”) [Member]
Schedule of Company's Principal Subsidiaries [Abstract]
Place of incorporation		Cayman Islands
Issued and registered share capital (in Dollars)	[1]	$ 1
Principal activities		Investment holding
The Generation Essentials Group (“TGE”) [Member] | Direct [Member]
Schedule of Company's Principal Subsidiaries [Abstract]
Percentage of equity attributable to the Company
The Generation Essentials Group (“TGE”) [Member] | Indirect [Member]
Schedule of Company's Principal Subsidiaries [Abstract]
Percentage of equity attributable to the Company		58.60%	64.90%
L’Officiel Group Inc.(“L’Officiel”) [Member]
Schedule of Company's Principal Subsidiaries [Abstract]
Place of incorporation		Cayman Islands
Issued and registered share capital (in Dollars)	[1]	$ 1
Principal activities		Investment holding and provision of fashion, arts and luxury media advertising and marketing services
L’Officiel Group Inc.(“L’Officiel”) [Member] | Direct [Member]
Schedule of Company's Principal Subsidiaries [Abstract]
Percentage of equity attributable to the Company
L’Officiel Group Inc.(“L’Officiel”) [Member] | Indirect [Member]
Schedule of Company's Principal Subsidiaries [Abstract]
Percentage of equity attributable to the Company		58.60%	64.90%
The Art Newspaper Group Inc. [Member]
Schedule of Company's Principal Subsidiaries [Abstract]
Place of incorporation		Cayman Islands
Issued and registered share capital (in Dollars)	[1]	$ 1
Principal activities		Investment holding and provision of fashion, arts and luxury media advertising and marketing services
The Art Newspaper Group Inc. [Member] | Direct [Member]
Schedule of Company's Principal Subsidiaries [Abstract]
Percentage of equity attributable to the Company
The Art Newspaper Group Inc. [Member] | Indirect [Member]
Schedule of Company's Principal Subsidiaries [Abstract]
Percentage of equity attributable to the Company		58.60%	64.90%

[1]	All amounts in dollars in this note only.